SUBSEQUENT EVENTS (Details Textual)	12 Months Ended						0 Months Ended		1 Months Ended				0 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 13, 2013 USD ($)	Dec. 13, 2013 CNY	Mar. 07, 2014 Nanjing Bank Company Limited [Member] USD ($)	Mar. 07, 2014 Nanjing Bank Company Limited [Member] CNY	Jan. 20, 2014 Nanjing Bank Company Limited [Member] USD ($)	Jan. 20, 2014 Nanjing Bank Company Limited [Member] CNY	Jan. 28, 2014 Nanjing Bank Company Limited [Member] USD ($)	Jan. 28, 2014 Nanjing Bank Company Limited [Member] CNY	Jan. 28, 2015 Nanjing Bank Company Limited [Member] Subsequent Event [Member] USD ($)	Jan. 28, 2015 Nanjing Bank Company Limited [Member] Subsequent Event [Member] CNY	Jan. 29, 2015 Nanjing Bank Company Limited [Member] Subsequent Event [Member] USD ($)	Jan. 29, 2015 Nanjing Bank Company Limited [Member] Subsequent Event [Member] CNY	Dec. 31, 2014 Nanjing Bank Company Limited [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2014 Nanjing Bank Company Limited [Member] Subsequent Event [Member] CNY
Subsequent Event [Line Items]
Line Of Credit, Current	$ 2,440,500	15,000,000	$ 2,477,715		$ 2,477,715	15,000,000	$ 812,000	5,000,000			$ 1,624,000	10,000,000					$ 2,434,500	15,000,000
Line Of Credit Facility, Interest Rate During Period	7.50%	7.50%	6.30%	6.60%			7.50%	7.50%			7.50%	7.50%					7.811%	7.811%
Line Of Credit Facility, Expiration Date							Mar. 07, 2015	Mar. 07, 2015			Jan. 28, 2015	Jan. 28, 2015					Mar. 03, 2016	Mar. 03, 2016
Repayments of Short-term Debt, Total									$ 825,905	5,000,000			$ 1,625,000	10,000,000	$ 812,500	5,000,000